NOTES PAYABLE, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES (Schedule of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Unamortized debt discount	$ (458)	$ (485)
Unexpended construction funds	0	(26)
Long-term debt due within one year	(1,755)	(1,082)
Long-Term Debt	20,605	19,152
Maturities of Long-term Debt [Abstract]
2011	1,755
2012	2,886
2013	943
2014	2,548
2015	1,574
Final Maturity 2010 [Member]
Debt Instrument [Line Items]
Long-Term Debt	0	281
Average interest rate in period	0.00%	9.13%
Final Maturity 2011 [Member]
Debt Instrument [Line Items]
Long-Term Debt	1,057	1,054
Average interest rate in period	5.30%	5.32%
Final Maturity 2012 [Member]
Debt Instrument [Line Items]
Long-Term Debt	2,154	2,280
Average interest rate in period	5.33%	5.14%
Final maturity 2013 [Member]
Debt Instrument [Line Items]
Long-Term Debt	389	389
Average interest rate in period	6.05%	6.05%
Final Maturity 2014 [Member]
Debt Instrument [Line Items]
Long-Term Debt	2,096	1,750
Average interest rate in period	7.27%	7.60%
Final maturity 2015 [Member]
Debt Instrument [Line Items]
Long-Term Debt	1,250	1,250
Average interest rate in period	5.90%	5.90%
Final maturity 2016 and Thereafter [Member]
Debt Instrument [Line Items]
Long-Term Debt	11,260	8,880
Average interest rate in period	6.95%	7.95%
U.S. Dollar loans, Various Rates and Maturities [Member]
Debt Instrument [Line Items]
Long-Term Debt	20	35
Average interest rate in period	1.67%	1.95%
Foreign Currency Loans, Various Rates and Maturities [Member]
Debt Instrument [Line Items]
Long-Term Debt	998	754
Average interest rate in period	2.95%	3.65%
Medium-term Notes, Varying Maturities Through 2022 [Member]
Debt Instrument [Line Items]
Long-Term Debt	2,005	1,624
Average interest rate in period	5.96%	6.39%
Foreign Medium Term Notes, Various Rates and Maturities [Member]
Debt Instrument [Line Items]
Long-Term Debt	0	1
Average interest rate in period	0.00%	4.13%
Euro Medium Term Notes, Final Maturity 2010 [Member]
Debt Instrument [Line Items]
Long-Term Debt	0	576
Average interest rate in period	0.00%	4.37%
Euro Medium-term Notes, Final Maturity 2011 [Member]
Debt Instrument [Line Items]
Long-Term Debt	665	713
Average interest rate in period	4.63%	4.63%
Pollution Control/Industrial Revenue Bonds, Varying Maturities Through 2038 [Member]
Debt Instrument [Line Items]
Long-Term Debt	907	1,114
Average interest rate in period	5.68%	5.21%
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Long-Term Debt	$ 17	$ 44